Write-down and Sale of Vessels	9 Months Ended
Sep. 30, 2018
Property, Plant and Equipment [Abstract]
Write-down and Sale of Vessels
Write-down and Sale of Vessels

a)In June 2017 and August 2017, the charterer of the European Spirit and African Spirit Suezmax tankers gave formal notices to the Partnership that it would not exercise its one-year extension option under the charter contracts and redelivered the tankers in August 2017 and November 2017, respectively. Upon receiving these notifications, the Partnership commenced marketing the vessels for sale and expects to sell the vessels in 2018 (see Note 17a). Based on second-hand market comparable values at the time, the Partnership wrote-down the vessels to their estimated resale values and recorded aggregate write-downs of $12.5 million and $25.1 million for the three and nine months ended September 30, 2017, respectively, on these two conventional tankers. The Partnership recorded further aggregate write-downs on these two conventional tankers totaling $2.2 million and $7.9 million for the three and nine months ended September 30, 2018, respectively. Both vessels are classified as held for sale in the Partnership’s consolidated balance sheets as at September 30, 2018 and December 31, 2017.

b) Under the Partnership's charter contracts for the Teide Spirit and Toledo Spirit Suezmax tankers, the charterer, who is also the owner of the vessels, has the option to cancel the charter contracts 13 years following commencement of the respective charter contracts. In August 2017, the charterer of the Teide Spirit gave formal notification to the Partnership of its intention to terminate its charter contract subject to certain conditions being met and third-party approvals being received. In October 2017, the charterer notified the Partnership that it was marketing the Teide Spirit for sale and, upon sale of the vessel, it would concurrently terminate its existing charter contract with the Partnership. The charterer’s cancellation option for the Toledo Spirit was first exercisable in August 2018. On May 20, 2018, the charterer of the Toledo Spirit gave formal notification to the Partnership of its intention to terminate its charter contract subject to certain conditions being met and the receipt of certain third-party approvals. As at September 30, 2018, the charterer is marketing the vessel for sale. The Partnership wrote-down the Teide Spirit and Toledo Spirit to their estimated fair values based on their expected future discounted cash flows and recorded an aggregate write-down of $25.5 million for the three and nine months ended September 30, 2017.

In February 2018, the charterer, who is also the owner, of the Partnership's vessel related to capital lease, the Teide Spirit, sold the vessel to a third party. As a result of this sale, the Partnership returned the vessel to the owner, and the full amount of the associated obligation related to capital lease was concurrently extinguished and no gain or loss was recognized during the nine months ended September 30, 2018. In addition, the Partnership recorded associated restructuring charges of $0.4 million and $1.8 million for the three and nine months ended September 30, 2018, respectively, in the Partnership's consolidated statements of income (loss). The remaining balance of unpaid restructuring charges of $0.6 million as at September 30, 2018, is included in accrued liabilities in the Partnership's consolidated balance sheets.

c)    In March 2018, the carrying value of the Alexander Spirit conventional tanker was written down to its estimated fair value, using an appraised value, as a result of changes in the Partnership's expectations of the vessel's future opportunities once its current charter contract ends in 2019. The impairment charge of $13.0 million is included in write-down of vessels for the nine months ended September 30, 2018 in the Partnership's consolidated statements of income (loss).

d)    In June 2018, the carrying values for four of the Partnership's seven wholly-owned multi-gas carriers (the Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit), were written down to their estimated fair values, taking into consideration vessel appraised values, as a result of the Partnership's evaluation of alternative strategies for these assets, the current charter rate environment and the outlook for charter rates for these vessels at that time. The total impairment charge of $33.0 million is included in write-down of vessels for the nine months ended September 30, 2018 in the Partnership's consolidated statements of income (loss).